J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
304732626	XXXXXX	XXXXXX	Borrower 1 Total Income	11808.65	7600.57
305062251	XXXXXX	XXXXXX	Borrower 1 Total Income	66151.67	0.00
305062119	XXXXXX	XXXXXX	Borrower 1 Total Income	29178.21	0.00
305061993	XXXXXX	XXXXXX	Borrower 1 Total Income	3028.00	0.00
305061819	XXXXXX	XXXXXX	Borrower 1 Total Income	37052.16	2113.39
305061791	XXXXXX	XXXXXX	Borrower 1 Total Income	54917.95	26819.50
305061853	XXXXXX	XXXXXX	Borrower 1 Total Income	775155.89	0.00

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